Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has adopted an Insider Trading Policy governing the purchase, sale and other dispositions of the Company’s securities by our directors, officers and employees that is reasonably designed to promote compliance with insider trading laws, rules and regulations and any NYSE listing standards applicable to us. Our Insider Trading Policy prohibits our directors and employees and employees of our consolidated entities, together with their family members and controlled entities (collectively, “Insiders”), from buying or selling Company securities when in possession of material nonpublic information concerning the Company and during other blackout periods. Any sale or purchase of Common Stock by directors, executive officers, and all other senior leaders must be made during pre-established periods. Directors and executive officers must also receive pre-clearance from the Compliance Committee prior to any sale, purchase or making of a bona fide gift (as established under the Insider Trading Policy) and prior to entering into or modifying a Rule 10b5-1 Plan. A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report. In addition, with regard to the Company’s trading in its own securities, it is the Company’s policy to comply with the federal securities laws and the applicable NYSE listing standards.

Award Timing Method	Our Insider Trading Policy prohibits our directors and employees and employees of our consolidated entities, together with their family members and controlled entities (collectively, “Insiders”), from buying or selling Company securities when in possession of material nonpublic information concerning the Company and during other blackout periods. Any sale or purchase of Common Stock by directors, executive officers, and all other senior leaders must be made during pre-established periods. Directors and executive officers must also receive pre-clearance from the Compliance Committee prior to any sale, purchase or making of a bona fide gift (as established under the Insider Trading Policy) and prior to entering into or modifying a Rule 10b5-1 Plan.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company has adopted an Insider Trading Policy governing the purchase, sale and other dispositions of the Company’s securities by our directors, officers and employees that is reasonably designed to promote compliance with insider trading laws, rules and regulations and any NYSE listing standards applicable to us. Our Insider Trading Policy prohibits our directors and employees and employees of our consolidated entities, together with their family members and controlled entities (collectively, “Insiders”), from buying or selling Company securities when in possession of material nonpublic information concerning the Company and during other blackout periods. Any sale or purchase of Common Stock by directors, executive officers, and all other senior leaders must be made during pre-established periods. Directors and executive officers must also receive pre-clearance from the Compliance Committee prior to any sale, purchase or making of a bona fide gift (as established under the Insider Trading Policy) and prior to entering into or modifying a Rule 10b5-1 Plan. A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report. In addition, with regard to the Company’s trading in its own securities, it is the Company’s policy to comply with the federal securities laws and the applicable NYSE listing standards.